Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Consumer Portfolio Services, Inc. (the “Company”)
Credit Suisse Securities (USA) LLC

Citigroup Global Markets Inc.

(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2017-D, Asset-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file (the “Preliminary Data File” defined below), related to a pool of automobile retail installment sale contracts (the “Receivables”) which we were informed are intended to be included as collateral in the offering of the Notes. The Company is responsible for the specified attributes identified by the Company in the Preliminary Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Preliminary Data File” means an electronic data file (“Pool 2017-D 090617 Indicative.xlsx”) provided to us by the Company on September 11, 2017, containing information on 4,812 Receivables and their attributes as of September 6, 2017.

•	The term “Title Document” means a scanned image of the Certificate of Title, Application for Title, Application for Certificate of Ownership, Dealer Guarantee of Title Delivery, Application for Registration, Dealer’s Report of Sale, Application for Dealer Assignment, Lien Entry Form, or Vehicle Dealer Temporary Permit (Certificate of Fact).

•	The term “Receivable File” means any file containing some or all of the following documents: Installment Sale Contract (which includes any related Addendum to the Installment Sale Contract and/or Retail Installment Sale Contract Simple Interest Finance Change letter), Federal Truth in Lending Disclosure Statement (within Installment Sale Contract or as a stand-alone document for direct loans), Vehicle Information sheet, Title Document, Agreement to Provide Insurance Form, Insurance Verification Form, Insurance Verification system screen shot, and/or Credit Application. The Receivable File, provided to us by the Company, was represented to be a scanned image of the original Receivable File. The Receivable File was accessed through the Company’s data imaging system using one of the Company’s computer terminals. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

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We performed the following procedures:

A.	The Company instructed us to select a random sample of 150 Receivables from the Preliminary Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they selected the number of Receivables we were instructed to randomly select from the Preliminary Data File.

B.	For each Sample Receivable, we compared the specified attributes in the Preliminary Data File to the corresponding information in the respective Receivable File. The Company indicated that the absence of any of the specified documents, or the inability to agree the indicated information from the Preliminary Data File to the Receivable File for each of the attributes identified constituted an exception. The Sources are listed in the order of priority until such attribute was agreed.

Attribute	Receivable File

Obligor’s First Name and Last Name	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).

Contract Date	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)

Original Term	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)

Original Amount Financed	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)
Scheduled Monthly Payment Amount	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).

Annual Percentage Rate (“APR”)	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).

Vehicle Type (New or Used)	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)

Vehicle Make	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)

Vehicle Model	Installment Sale Contract, Vehicle Information sheet (or for a direct loan, Federal Truth in Lending Disclosure Statement)

The information regarding the Sample Receivables was found to be in agreement with the respective information appearing in the Receivable File, except as noted in Exhibit B.

C.	In addition to the procedures described in above, for each Sample Receivable, we observed the presence of the following in the Receivable File:

•	Title Document. We were instructed by the Company to observe that the Company’s name appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party. The Company informed us that “CPS, Inc.,” “CPS,” “Consumer Portfolio Services,” “Consumer Portfolio Services, Inc.,” “Consumer Portfolio Svcs,” “Consumer Portfolio Serv,” Consumer Port. Ser.,” “Consumer Portfolio Servic,” “Consumer Portfolio SVCS Q85,” and “C.P.S. Inc.” were acceptable names for the Company.

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•	Proof of Insurance. The Company informed us that an Agreement to Provide Insurance, Insurance Verification Form, or a screenshot from the Company’s Insurance Verification system, each listing an insurance company name, were acceptable proof of insurance.

•	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Preliminary Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Preliminary Data File and information and instructions provided by the Company, without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Receivables, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Preliminary Data File, the Receivable Files, or data and documents furnished to us by the Company which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

September 26, 2017

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Exhibit A

The Sample Receivables

Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number [1]	Sample Receivable #	Receivable Number [1]

1	2017D001	51	2017D051	101	2017D101
2	2017D002	52	2017D052	102	2017D102
3	2017D003	53	2017D053	103	2017D103
4	2017D004	54	2017D054	104	2017D104
5	2017D005	55	2017D055	105	2017D105
6	2017D006	56	2017D056	106	2017D106
7	2017D007	57	2017D057	107	2017D107
8	2017D008	58	2017D058	108	2017D108
9	2017D009	59	2017D059	109	2017D109
10	2017D010	60	2017D060	110	2017D110
11	2017D011	61	2017D061	111	2017D111
12	2017D012	62	2017D062	112	2017D112
13	2017D013	63	2017D063	113	2017D113
14	2017D014	64	2017D064	114	2017D114
15	2017D015	65	2017D065	115	2017D115
16	2017D016	66	2017D066	116	2017D116
17	2017D017	67	2017D067	117	2017D117
18	2017D018	68	2017D068	118	2017D118
19	2017D019	69	2017D069	119	2017D119
20	2017D020	70	2017D070	120	2017D120
21	2017D021	71	2017D071	121	2017D121
22	2017D022	72	2017D072	122	2017D122
23	2017D023	73	2017D073	123	2017D123
24	2017D024	74	2017D074	124	2017D124
25	2017D025	75	2017D075	125	2017D125
26	2017D026	76	2017D076	126	2017D126
27	2017D027	77	2017D077	127	2017D127
28	2017D028	78	2017D078	128	2017D128
29	2017D029	79	2017D079	129	2017D129
30	2017D030	80	2017D080	130	2017D130
31	2017D031	81	2017D081	131	2017D131
32	2017D032	82	2017D082	132	2017D132
33	2017D033	83	2017D083	133	2017D133
34	2017D034	84	2017D084	134	2017D134
35	2017D035	85	2017D085	135	2017D135
36	2017D036	86	2017D086	136	2017D136
37	2017D037	87	2017D087	137	2017D137
38	2017D038	88	2017D088	138	2017D138
39	2017D039	89	2017D089	139	2017D139
40	2017D040	90	2017D090	140	2017D140
41	2017D041	91	2017D091	141	2017D141
42	2017D042	92	2017D092	142	2017D142
43	2017D043	93	2017D093	143	2017D143
44	2017D044	94	2017D094	144	2017D144
45	2017D045	95	2017D095	145	2017D145
46	2017D046	96	2017D096	146	2017D146
47	2017D047	97	2017D097	147	2017D147
48	2017D048	98	2017D098	148	2017D148
49	2017D049	99	2017D099	149	2017D149
50	2017D050	100	2017D100	150	2017D150

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1 The Company has assigned a unique eight digit Customer Account Number to each Receivable in the Preliminary Data File. The Receivable Numbers referred to in this Exhibit are not the Customer Account Numbers.

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Exception List

Sample Receivable #	Receivable Number	Attribute	Per Preliminary Data File	Per Receivable File

69	2017D069	Vehicle Model	Altima	Maxima

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